Expense Example, No Redemption - Pioneer Global Sustainable Growth Fund	May 07, 2021 USD ($)
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	777
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	438
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	671
Expense Example, No Redemption, 3 Years	$ 1,093